Key management personnel disclosures	12 Months Ended
Jun. 30, 2020
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Key management personnel disclosures
Note 24. Key management personnel disclosures
Compensation
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2020 A$’000	2019 A$’000	2018 A$’000

Short-term employee benefits	1,324	1,176	1,636
Post-employment benefits	97	84	90
Share-based payments	230	125	117

	1,651	1,385	1,843

Please refer to Note 28 for other transactions with key management personnel and their related parties.